STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 18, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value			$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000	10,000,000
Shares issued on behalf of MJL				176,332
Value of shares issued on behalf of MJL				$ 175,000
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares authorized			40,000,000	40,000,000
Common stock, shares issued			4,634,599	4,429,599
Common stock, shares outstanding			4,634,599	4,429,599
Number of common stock option Purchased			365,000	670,000	610,000
Value of Common stock option Purchased			$ 204,319	$ 363,443	$ 302,002
Method used			Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model
Stock price on date of grant		$ 1.00		$ 1.00	$ 1.00
Strike price			$ 1.00
Expected dividends			0.00%	0.00%	0.00%
Volatility rate			63.08%	63.08%	63.08%
Risk free interest rate				1.93%	1.93%
Expected term (in years)			5 years	5 years	5 years
Common stock sold for cash, Amount			$ 5,000	$ 250,100
Common stock sold for cash, Shares			5,000	250,100
Options forfeited				(110,000)
Weighted average remaining contractural life, outstanding			3 years 6 months 18 days	4 years 3 months 8 days
Number of common stock sold		4,000,000
Common stiock issued in satisfaction of certain accounts payable, Shares	1,367
Common stiock issued in satisfaction of certain accounts payable, Value	$ 1,367
Common stock issued for professionals fees, shares	1,800
Common stock issued for professionals fees, value	$ 1,800
Minimum [Member]
Stock price on date of grant			$ 1.00
Strike price		$ 1.00		$ 1.00
Risk free interest rate			2.25%
Weighted average remaining contractural life, outstanding			2 years 8 months 2 days
Maximum [Member]
Stock price on date of grant			$ 1.13
Strike price		$ 1.25		$ 1.25
Risk free interest rate			2.94%
Weighted average remaining contractural life, outstanding			4 years 11 months 1 day